Convertible debentures (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Debentures
Schedule of Fair Value Assumptions of Conversion Features

The relative fair value of the warrants and conversion features were determined using the Black-Scholes Option Pricing Model using the assumptions set out as follows:

April 20, 2023
Risk-free interest rate	3.86%
Expected volatility	101.71 – 119.94%
Dividend yield	0%
Expected life	2.03–- 2.19 years

Schedule of Convertible Debt

A continuity schedule of the Company’s convertible debt is as follows:

Balance as at December 31, 2023	$10,329,719
Repayment	(1,312,073)
Conversion	(737)
Accretion	880,320
Interest	1,317,458
Currency translation adjustment	(849,694)
Balance as at December 31, 2024	$10,364,993
Repayment through the issuance of shares	(649,851)
Extension fee (Note 14)	(61,379)
Gain on modification	(503,624)
Accretion	858,838
Interest	1,288,067
Currency translation adjustment	526,771
Balance as at December 31, 2025	$11,823,815
Current	$11,823,815
Long-term	$-